Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Other Investments and Non-current Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Non-current accounts receivable	$ 191	$ 272
Non-current portion of assets from valuation of derivative financial instruments (note 17.4)	60	64
Investments in strategic equity securities	4	3
Investments at fair value through the statements of income	1	1
Other investments and non-current accounts receivable	$ 256	$ 340